UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060
Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  February 13, 2004


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total:      306,958,000


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AMGN 0% 3/1/2032               CB               031162AEO    25565 34000000 PRN      SOLE                   340000
CARNIVAL CORP 0.0% 10/24/21    CB               143658AS1    12690 18000000 PRN      SOLE                   180000
CAROLCO PICTURES INC           CS               143763100        0    50000 SH       SOLE                    50000
COEUR DALENE MINES CORP        CS               192108108      163    28200 SH       SOLE                    28200
COMDISCO HOLDING COMPANY       CS               200334100    34467   883780 SH       SOLE                   883780
CONTINENTAL AIRLINES CL B      CS               210795308     2638   162151 SH       SOLE                   162151
DEUTSHE TELEKOM VS (VSTR)      CS               251566105    17503   965398 SH       SOLE                   965398
EL PASO CORP                   CS               28336L109     1159   141500 SH       SOLE                   141500
EL PASO CORP 0.0% 2/28/2021    CB               28336LAC3     2790  6000000 PRN      SOLE                    60000
ESPERION THERAPEUTICS INC      CS               29664R106    12110   350000 SH       SOLE                   350000
FORD MOTOR CO 6.5% PFD         PS               345395206     6994   125000 SH       SOLE                   125000
GENERAL MOTORS 5.25% 3/6/32    PS               370442733    17597   656100 SH       SOLE                   656100
LENNAR CORP 0.0% 4/4/21        CB               526057AF1    26209 37000000 PRN      SOLE                   370000
LOWES COMPANIES .861% 10/19/21 CB               548661CG0    13250 12500000 PRN      SOLE                   125000
NUCO                           CS               629428103      383    30000 SH       SOLE                    30000
OVERNIGHT CORP (IPO)           HOT              690322102      684    30000 SH       SOLE                    30000
PFIZER CORP                    CS               717081103    63429  1795321 SH       SOLE                  1795321
QWEST COMMUNICATIONS           CS               749121109     3355   776508 SH       SOLE                   776508
SEALED AIR CORP                CS               81211K100      260     4800 SH       SOLE                     4800
SICOR INC.                     CS               825846108    13495   501312 SH       SOLE                   501312
TITAN CORP                     CS               888266103    20555   942475 SH       SOLE                   942475
VIACOM INC                     CS               925524100      443    10000 SH       SOLE                    10000
VIACOM INC CLASS B             CS               925524308     1713    38601 SH       SOLE                    38601
VIVENDI ADR                    CS               92851S105     1683    69305 SH       SOLE                    69305
WABASH NATIONAL                CS               929566107      610    20805 SH       SOLE                    20805
WALT DISNEY CO 2.125% 4/15/23  CB               254687AU0    21374 20200000 PRN      SOLE                   202000
XEROX 6.25% 7/01/06 PREFERRED  HOT              984121509     5839    45000 SH       SOLE                    45000
							   306,958

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